Company Financial Statements (Parent Company Only) - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 21,127,163		¥ 14,607,774
Short-term deposits	9,756,979		14,921,688
Long-term deposits, current portion	7,054,915		427,466
Prepayments and other current assets	2,489,339		2,466,084
Total current assets	54,521,629		43,527,421
Non-current assets
Investments in subsidiaries and VIEs	456,063	$ 69,965	329,045	$ 51,874
Long-term deposits	3,035,426		6,926,450
Long-term investments	2,084,933		2,295,032		¥ 1,549,176	¥ 1,000
Total non-current assets	29,640,912		27,963,585
Total assets	84,162,541		71,491,006
Current liabilities
Amount due to a related party	¥ 30,880		¥ 91,111
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accruals and other liabilities	¥ 7,580,195		¥ 5,583,829
Total current liabilities	36,111,562		24,114,853
Non-current liabilities
Derivative liability	393,473		0
Total non-current liabilities	11,722,452		10,465,488
Total liabilities	47,834,014		34,580,341
SHAREHOLDERS' EQUITY
Additional paid-in capital	70,198,031		60,691,019
Accumulated deficit	(35,760,301)		(25,330,916)
Accumulated other comprehensive income	1,830,638		1,544,024
Total shareholders' equity	36,328,527		36,910,665		¥ 42,146,578	¥ 34,429,809
Total liabilities and shareholders' equity	84,162,541		71,491,006
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	103		92
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	21		21
Parent [Member]
Current assets
Cash and cash equivalents	5,187,597		951,656
Short-term deposits	7,906,283		12,145,309
Long-term deposits, current portion	1,852,070		0
Prepayments and other current assets	46,685		36,541
Total current assets	14,992,635		13,133,506
Non-current assets
Investments in subsidiaries and VIEs	21,126,723		21,997,908
Long-term deposits	0		1,416,782
Long-term investments	618,629		431,028
Total non-current assets	21,745,352		23,845,718
Total assets	36,737,987		36,979,224
Current liabilities
Amount due to a related party	¥ 0		¥ 61,663
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accruals and other liabilities	¥ 15,987		¥ 6,896
Total current liabilities	15,987		68,559
Non-current liabilities
Derivative liability	393,473		0
Total non-current liabilities	393,473		0
Total liabilities	409,460		68,559
SHAREHOLDERS' EQUITY
Additional paid-in capital	70,198,031		60,691,019
Statutory and other reserves	60,035		6,425
Accumulated deficit	(35,760,301)		(25,330,916)
Accumulated other comprehensive income	1,830,638		1,544,024
Total shareholders' equity	36,328,527		36,910,665
Total liabilities and shareholders' equity	36,737,987		36,979,224
Parent [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	103		92
Parent [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	¥ 21		¥ 21